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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (602) 956-0980

Date of fiscal year end:         November 30, 2012

Date of reporting period:       February 29, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)
COMMON STOCKS — 97.7%	Shares	Value
Consumer Discretionary - 13.2%
Specialty Retail - 8.5%
O'Reilly Automotive, Inc.*	8,000	$692,000
PetSmart, Inc.	12,300	685,602
		1,377,602
Textiles, Apparel & Luxury Goods - 4.7%
Coach, Inc.	10,200	763,368

Consumer Staples - 5.9%
Food & Staples Retailing - 1.8%
Ruddick Corp.	7,200	294,912

Food Products - 2.1%
McCormick & Co., Inc.	6,800	343,060

Household Products - 2.0%
Clorox Co. (The)	4,800	324,528

Energy - 6.0%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc.*	5,900	297,537

Oil, Gas & Consumable Fuels - 4.2%
Pioneer Natural Resources Co.	2,300	252,172
Whiting Petroleum Corp.*	7,300	428,072
		680,244
Financials - 5.1%
Capital Markets - 5.1%
State Street Corp.	4,200	177,366
T. Rowe Price Group, Inc.	10,700	659,013
		836,379
Health Care - 20.1%
Health Care Equipment & Supplies - 7.0%
C.R. Bard, Inc.	6,300	589,806
ResMed, Inc.*	8,800	257,840
Varian Medical Systems, Inc.*	4,500	293,625
		1,141,271
Health Care Services - 4.8%
Catalyst Health Solutions, Inc.*	7,000	434,140
Express Scripts, Inc.*	6,500	346,645
		780,785
Life Sciences Tools & Services - 8.3%
Mettler-Toledo International, Inc.*	3,650	658,022
PAREXEL International Corp.*	20,000	489,600
Techne Corp.	2,800	200,452
		1,348,074
Industrials - 17.0%
Air Freight & Logistics - 3.5%
Expeditors International of Washington, Inc.	13,000	567,190

Commercial Services - 3.3%
Stericycle, Inc.*	6,300	546,651

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Electrical Equipment - 3.7%
AMETEK, Inc.	12,600	$599,760

Machinery - 6.5%
Gardner Denver, Inc.	8,500	583,780
IDEX Corp.	11,400	476,520
		1,060,300
Information Technology - 23.4%
Semiconductors & Semiconductor Equipment - 4.7%
Linear Technology Corp.	8,300	277,884
Microchip Technology, Inc.	8,300	299,381
Silicon Laboratories, Inc.*	4,100	183,680
		760,945
Software - 18.7%
Factset Research Systems, Inc.	4,900	428,260
Informatica Corp.*	17,100	840,636
MICROS Systems, Inc.*	13,100	680,283
Nuance Communications, Inc.*	24,500	635,040
Rovi Corp.*	13,000	461,240
		3,045,459
Materials - 7.0%
Specialty Chemicals - 7.0%
Airgas, Inc.	2,500	205,825
Ecolab, Inc.	10,000	600,000
Sigma-Aldrich Corp.	4,700	337,413
		1,143,238

Total Common Stocks (Cost $12,781,965)		$15,911,303

MONEY MARKET FUNDS — 2.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(a)
(Cost $322,779)	322,779	$322,779

Total Investments at Value — 99.7% (Cost $13,104,744)		$16,234,082

Other Assets in Excess of Liabilities — 0.3%		40,968

Net Assets — 100.0%		$16,275,050

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 29, 2012.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

1.	Securities Valuation

Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Debt securities are valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$15,911,303	$-	$-	$15,911,303
Money Market Funds	322,779	-	-	322,779
Total	$16,234,082	$-	$-	$16,234,082

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended February 29, 2012, the Fund did not have any significant transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended February 29, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2012:

Tax cost of portfolio investments	$13,104,744

Gross unrealized appreciation	$3,304,361
Gross unrealized depreciation	(175,023)

Net unrealized appreciation	$3,129,338

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	April 19, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	April 19, 2012

* Print the name and title of each signing officer under his or her signature.